Goodwill (Tables)	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of changes in goodwill

The following table shows the movements in goodwill:

	31 December 2023	30 June 2023
	$	$
Gross carrying amount
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination	-	455,240
Balance at end of period	4,961,893	4,961,893
Accumulated impairment
Balance at beginning of period	(1,845,000)	-
Impairment loss recognised	(1,332,000)	(1,845,000)
Balance at end of period	(3,177,000)	(1,845,000)
Carrying amount at the end of the period	1,784,893	3,116,893